INCOME TAXES (Schedule of Deferred Income Tax Assets and Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets:
Allowance for doubtful accounts	$ 14,173	$ 12,270
Amortization of intangible assets	232	1,163
Deferred Tax Assets, Operating Loss Carryforwards	69,835	51,769
Excess marketing and advertising expense (15%)	12	0
Share Transfer Gain According to Tax Law	(1,934)	0
Unrealized exchange gains	(378)	0
Valuation allowance	(81,940)	(65,202)
Total deferred tax assets	$ 0	$ 0